Tax (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
Schedule of tax expense

Tax expense
		2020	2019	2018
	Footnotes	$m	$m	$m
Current tax	1	2,700	3,768	4,195
– for this year		2,883	3,689	4,158
– adjustments in respect of prior years		(183)	79	37
Deferred tax		(22)	871	670
– origination and reversal of temporary differences		(341)	684	656
– effect of changes in tax rates		58	(11)	17
– adjustments in respect of prior years		261	198	(3)
Year ended 31 Dec	2	2,678	4,639	4,865
1    Current tax included Hong Kong profits tax of $888m (2019: $1,413m; 2018: $1,532m). The Hong Kong tax rate applying to the profits of subsidiaries assessable in Hong Kong was 16.5% (2019: 16.5%; 2018: 16.5%).
2 In addition to amounts recorded in the income statement, a tax charge of $7m (2019: charge of $6m) was recorded directly to equity
Schedule of tax reconciliation	The tax charged to the income statement differs from the tax charge that would apply if all profits had been taxed at the UK corporation tax rate as follows:

	2020		2019		2018
	$m	%	$m	%	$m	%
Profit before tax	8,777		13,347		19,890
Tax expense
Taxation at UK corporation tax rate of 19.00% (2019: 19.00%; 2018: 19.00%)	1,668	19.0	2,536	19.0	3,779	19.0
Impact of differently taxed overseas profits in overseas locations	178	2.0	253	1.9	264	1.3
Items increasing tax charge in 2020:
– non-UK movements in unrecognised deferred tax	608	6.9	12	0.1	32	0.2
– UK tax losses not recognised	444	5.1	364	2.7	435	2.2
– other permanent disallowables	322	3.6	481	3.6	396	2.0
– local taxes and overseas withholding taxes	228	2.6	484	3.6	437	2.2
– bank levy	202	2.3	184	1.4	191	1.0
– adjustments in respect of prior period liabilities	78	0.9	277	2.1	34	0.2
– impacts of hyperinflation	65	0.7	29	0.2	78	0.4
– impact of changes in tax rates	58	0.6	(11)	(0.1)	17	0.1
– non-deductible regulatory settlements	33	0.4	5	—	153	0.8
– non-deductible goodwill write-down	—	—	1,421	10.7	—	—
Items reducing tax charge in 2020:
– non-taxable income and gains	(515)	(5.8)	(844)	(6.3)	(691)	(3.5)
– deductions for AT1 coupon payments	(310)	(3.5)	(263)	(2.0)	—	—
– effect of profits in associates and joint ventures	(250)	(2.8)	(467)	(3.5)	(492)	(2.5)
– UK banking surcharge	(113)	(1.3)	29	0.2	229	1.1
– non-deductible UK customer compensation	(18)	(0.2)	382	2.9	16	0.1
– non-taxable gain on dilution of shareholding in SABB	—	—	(181)	(1.3)	—	—
– other items	—	—	(52)	(0.4)	(13)	(0.1)
Year ended 31 Dec	2,678	30.5	4,639	34.8	4,865	24.5

Schedule of movement of deferred tax assets and liabilities

Movement of deferred tax assets and liabilities
		Loan impairment provisions	Unused tax losses and tax credits	Derivatives, FVOD[1] and other investments	Insurance business	Expense provisions	Fixed assets	Retirement obligations	Other	Total
	Footnotes	$m	$m	$m	$m	$m	$m	$m	$m	$m
Assets		983	1,414	979	—	650	1,002	—	422	5,450
Liabilities		—	—	(558)	(1,621)	—	—	(1,613)	(401)	(4,193)
At 1 Jan 2020		983	1,414	421	(1,621)	650	1,002	(1,613)	21	1,257
Income statement		295	355	(274)	(32)	(81)	(112)	(190)	61	22
Other comprehensive income		—	—	(23)	—	—	—	(387)	(660)	(1,070)
Equity		—	—	—	—	—	—	—	—	—
Foreign exchange and other adjustments		(36)	52	(281)	31	(4)	11	(116)	304	(39)
At 31 Dec 2020		1,242	1,821	(157)	(1,622)	565	901	(2,306)	(274)	170
Assets	2	1,242	1,821	548	—	565	901	—	960	6,037
Liabilities	2	—	—	(705)	(1,622)	—	—	(2,306)	(1,234)	(5,867)

Assets		982	1,156	492	—	629	1,151	—	738	5,148
Liabilities		—	—	(376)	(1,271)	—	—	(1,387)	(283)	(3,317)
At 1 Jan 2019		982	1,156	116	(1,271)	629	1,151	(1,387)	455	1,831
Income statement		45	266	(386)	(303)	(18)	(185)	(149)	(141)	(871)
Other comprehensive income		—	—	544	—	—	—	30	(391)	183
Equity		—	—	—	—	—	—	—	—	—
Foreign exchange and other adjustments		(44)	(8)	147	(47)	39	36	(107)	98	114
At 31 Dec 2019		983	1,414	421	(1,621)	650	1,002	(1,613)	21	1,257
Assets	2	983	1,414	979	—	650	1,002	—	422	5,450
Liabilities	2	—	—	(558)	(1,621)	—	—	(1,613)	(401)	(4,193)
1    Fair value of own debt.
2 After netting off balances within countries, the balances as disclosed in the accounts are as follows: deferred tax assets $4,483m (2019: $4,632m) and deferred tax liabilities $4,313m (2019: $3,375m).